Schedule of Investments - Virtus InfraCap Preferred and Income Securities ETF

July 31, 2026 (unaudited)

Security Description	Shares	Value
PREFERRED STOCKS - 96.3%
Basic Materials - 0.4%
Albemarle Corp., 7.25%
	112	$5,575

Communications - 10.4%
Alphabet, Inc., Series A, 6.25%	354	17,757
Alphabet, Inc., Series B, 6.25%	356	17,871
Array Digital Infrastructure, Inc., 5.50%	1,064	17,742
Qwest Corp., 6.50%*	864	14,195
Qwest Corp., 6.75%*	1,572	26,520
Telephone and Data Systems, Inc., Series UU, 6.63%	866	17,762
Telephone and Data Systems, Inc., Series VV, 6.00%	950	18,145
Total Communications		129,992
Consmer, Non-Cyclical - 2.9%
BrightSpring Health Services, Inc., 6.75%	50	9,974
Triton International Ltd., 7.38% (Bermuda)	356	8,776
Triton International Ltd., 7.63% (Bermuda)	362	8,865
Triton International Ltd., Series E, 5.75% (Bermuda)	474	8,911
Total Consmer, Non-Cyclical		36,526
Consumer, Cyclical - 1.6%
Ford Motor Co., 6.00%	900	17,649
VSE Corp., 5.75%	42	2,133
Total Consumer, Cyclical		19,782
Energy - 1.4%
Energy Transfer LP, Series I, 9.25%
	1,542	17,964

Financials - 69.1%
Adamas Trust, Inc., 9.13%	236	5,945
Adamas Trust, Inc., 9.88%	254	6,429
Adamas Trust, Inc., Series D, 8.00%	246	5,852
Adamas Trust, Inc., Series E, 11.28%	236	5,933
Adamas Trust, Inc., Series G, 7.00%	312	5,884
AGNC Investment Corp., Series F, 8.71%	472	11,833
AH Realty Trust, Inc., Series A, 6.75%	546	12,329
American National Group, Inc., 7.38%	748	17,802
Ares Management Corp., Series B, 6.75%	300	12,336
Aspen Insurance Holdings Ltd., 7.00% (Bermuda)	504	11,985
Banc of California, Inc., Series F, 7.75%	234	5,906
Brighthouse Financial, Inc., Series C, 5.38%	2,058	23,461
Brighthouse Financial, Inc., Series D, 4.63%	1,130	11,357
Brookfield Oaktree Holdings LLC, Series A, 6.63%	562	11,768
Brookfield Oaktree Holdings LLC, Series B, 6.55%	566	11,829
Chimera Investment Corp., 9.00%	468	11,709
Chimera Investment Corp., Series A, 8.00%	550	11,996
Chimera Investment Corp., Series B, 9.78%	502	12,108
CION Investment Corp., 7.50%	710	17,629
Compass Diversified Holdings, Series A, 7.25%	292	5,764

Security Description	Shares	Value
PREFERRED STOCKS (continued)

Financials (continued)

Compass Diversified Holdings, Series B, 7.88%	1,106	24,432
Corebridge Financial, Inc., 6.38%	516	11,404
CTO Realty Growth, Inc., Series A, 6.38%	846	17,927
DigitalBridge Group, Inc., Series H, 7.13%	794	12,259
DigitalBridge Group, Inc., Series I, 7.15%	1,708	26,269
Diversified Healthcare Trust, 5.63%	664	11,706
Diversified Healthcare Trust, 6.25%	636	11,480
Ellington Financial, Inc., Series B, 6.25%	242	5,987
Ellington Financial, Inc., Series C, 8.63%	234	5,990
Flagstar Bank NA, Series A, 6.38%	1,162	27,295
Franklin BSP Realty Trust, Inc., Series E, 7.50%	1,232	24,073
Global Net Lease, Inc., Series A, 7.25%	768	17,626
Global Net Lease, Inc., Series B, 6.88%	818	17,669
Hudson Pacific Properties, Inc., Series C, 4.75%	454	6,669
Innovative Industrial Properties, Inc., Series A, 9.00%	1,064	26,855
Invesco Mortgage Capital, Inc., Series C, 7.50%	258	6,465
Kemper Corp., 5.88%	370	9,139
KKR & Co., Inc., Series D, 6.25%	426	18,484
KKR Group Finance Co. IX LLC, 4.63%	732	11,895
KKR Real Estate Finance Trust, Inc., Series A, 6.50%	1,334	24,572
Merchants Bancorp., 7.63%	476	11,881
MFA Financial, Inc., Series B, 7.50%	586	12,195
MFA Financial, Inc., Series C, 9.36%	508	11,781
Navient Corp., 6.00%	1,306	22,829
Pebblebrook Hotel Trust, Series E, 6.38%	586	11,773
Pebblebrook Hotel Trust, Series F, 6.30%	584	11,803
PennyMac Mortgage Investment Trust, Series B, 8.00%	364	8,161
PennyMac Mortgage Investment Trust, Series C, 6.75%	466	8,458
Prospect Capital Corp., Series A, 5.35%	384	6,413
Ready Capital Corp., 9.00%	128	2,956
Ready Capital Corp., Series C, 6.25%	518	6,294
Redwood Trust, Inc., 9.50%	362	8,764
Redwood Trust, Inc., 9.75%*	1,000	24,590
Rithm Capital Corp., Series D, 7.00%	472	11,795
Rithm Capital Corp., Series E, 8.75%	480	11,760
RLJ Lodging Trust, Series A, 1.95%	474	11,987
Saul Centers, Inc., Series E, 6.00%	294	6,353
SL Green Realty Corp., Series I, 6.50%	836	17,941
Summit Hotel Properties, Inc., Series E, 6.25%	1,338	24,753
Summit Hotel Properties, Inc., Series F, 5.88%	356	6,291
Sunstone Hotel Investors, Inc., Series H, 6.13%	540	11,918
Synchrony Financial, Series A, 5.63%	632	12,198
Synchrony Financial, Series B, 8.25%	56	1,452
TPG Mortgage Investment Trust, Inc., Series A, 8.25%	384	8,335
TPG Mortgage Investment Trust, Inc., Series B, 8.00%	398	8,103

Schedule of Investments - Virtus InfraCap Preferred and Income Securities ETF (continued)

July 31, 2026 (unaudited)

Security Description	Shares	Value
PREFERRED STOCKS (continued)

Financials (continued)
TPG Mortgage Investment Trust, Inc., Series C, 10.49%	330	8,283
Valley National Bancorp, Series A, 7.86%	476	11,962
Vornado Realty Trust, Series M, 5.25%	668	11,596
Vornado Realty Trust, Series O, 4.45%	808	11,926
Total Financials		862,602
Industrials - 2.7%
Babcock & Wilcox Enterprises, Inc., Series A, 7.75%	534	11,614
Boeing Co., 6.00%	328	21,914
Total Industrials		33,528
Technology - 5.4%
Hewlett Packard Enterprise Co., 7.63%	140	17,434
Microchip Technology, Inc., 7.50%	126	8,100
Oracle Corp., Series D, 6.50%	482	20,186
Pitney Bowes, Inc., 6.70%	314	6,368
Strategy, Inc., Series A, 12.00%*	170	15,208
Total Technology		67,296

*	Non-income producing security.
Security Description	Shares	Value
Utilities - 2.4%

NextEra Energy Capital Holdings, Inc., Series U, 6.50%	264	6,389
NextEra Energy, Inc., 7.23%	118	5,774
NextEra Energy, Inc., 7.30%	110	5,852
NextEra Energy, Inc., 7.38%	124	5,915
PG&E Corp., Series A, 6.00%	140	5,937
Total Utilities		29,867
Total Preferred Stocks
(Cost $1,198,392)		1,203,132
COMMON STOCK - 1.5%
Financials - 1.5%
Apollo Global Management, Inc.
(Cost $17,440)	145	18,210

TOTAL INVESTMENTS - 97.8%
(Cost $1,215,832)		1,221,342
Other Assets in Excess of Liabilities - 2.2%		27,846
Net Assets - 100.0%		$1,249,188

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$1,203,132	$—	$—	$1,203,132
Common Stock	18,210	—	—	18,210
Total	$1,221,342	$—	$—	$1,221,342